Note 9: Borrowings and Lines of Credit (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes to Consolidated Financial Statements [Abstract]
Commercial Paper	$ 320,000,000	$ 455,000,000
Other Short-term Borrowings	183,000,000	175,000,000
Short-term borrowings	503,000,000	630,000,000
Aggregate Line of Credit Facility Maximum Borrowing Capacity	4,000,000,000
Maximum Commercial Paper Borrowing Authority	4,000,000,000
Short Term Debt Weighted Average Interest Rate	0.90%	1.50%
Short Term Line of Credit Facilities Remaining Borrowing Capacities	1,700,000,000
Proceeds from Issuance of Commercial Paper	3,200,000,000
Cash and Cash equivalents used in business acquisition	500,000,000
Noncash or Part Noncash Acquisition, Debt Assumed, Fair Market Value Adjustment	600,000,000
Debt Instrument [Line Items]
Debt Instrument, Issuance Date	Jun. 01, 2012
Debt Instrument, Face Amount	9,800,000,000
Debt Instrument, Utilization of Net Proceeds Amount	9,600,000,000
Debt Instrument, London Interbank Offered Rate	0.30%
Gains (Losses) on Extinguishment of Debt	(26,000,000)
Extinguishment of Debt, Announcement Date	Dec. 06, 2012
Extinguishment of Debt, Expiration Date	Jan. 07, 2013
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Minimum	3.60%
Debt Instrument, Interest Rate, Effective Percentage Rate Range, Maximum	7.10%
Extinguishment of Debt, Terms	Holders validly tendering their notes by December 19, 2012 received consideration determined by reference to a fixed spread over the yield to maturity (or, in the case of one series, yield to call) of the applicable U.S. Treasury security with the same maturity, plus an early tender payment of $30 per $1,000 principal amount of notes accepted for purchase. Holders validly tendering their notes after December 19, 2012 but prior to January 8, 2013 received consideration determined by reference to a fixed spread over the yield to maturity (or, in the case of one series, yield to call) of the applicable U.S. Treasury security with the same maturity.
Other Loans Payable	100,000,000	127,000,000
Other Long-term Debt	403,000,000	131,000,000
Principal Long-Term Debt	22,365,000,000	9,630,000,000
Other Long-Term Debt Fair Market Value Adjustments	353,000,000	0
Long-term debt currently due	(1,121,000,000)	(129,000,000)
Long-term debt	21,597,000,000	9,501,000,000
Debt Percentage Bearing Variable Interest Rate	9.00%	7.00%
Long Term Debt Maturities Repayments Of Principal In Next Twelve Months	1,121,000,000
Long Term Debt Maturities Repayments Of Principal In Year Two	40,000,000
Long Term Debt Maturities Repayments Of Principal In Year Three	2,733,000,000
Long Term Debt Maturities Repayments Of Principal In Year Four	320,000,000
Long Term Debt Maturities Repayments Of Principal In Year Five	2,521,000,000
Long Term Debt Maturities Repayments Of Principal After Year Five	15,630,000,000
Equity Units [Line Items]
Equity Units, Date of Issuance	Jun. 18, 2012
Equity Units, Number Issued	22000000
Equity Units, Proceeds from Issuance	1,100,000,000
Equity Unit, Par or Stated Value Per Share	$ 50
Equity Units, Ownership Terms	(a) a freestanding stock purchase contract under which the holder will purchase from us on August 1, 2015, a number of shares of our common stock determined pursuant to the terms of the agreement and (b) a 1/20, or 5.0%, undivided beneficial ownership interest in $1,000 principal amount on our 1.55% junior subordinated notes due 2022
Equity Units, Contract Adjustment Payments Interest Rate	5.95%
Equity Units, common stock purchase date	Aug. 01, 2015
Bridge Loan [Member] | Goodrich Corporation [Member]
Short-term Debt [Line Items]
Short-Term Debt Instrument, Agreement Date	Nov. 08, 2011
Short-term Debt, Loan Maximum Borrowing Capacity	15,000,000,000
Short-term Debt Instrument, Termination Date	Jul. 26, 2012
Term Loan [Member] | Goodrich Corporation [Member]
Short-term Debt [Line Items]
Short-Term Debt Instrument, Agreement Date	Apr. 24, 2012
Short-term Debt, Loan Maximum Borrowing Capacity	2,000,000,000
Short-Term Debt Instrument, Issuance Date	Jul. 26, 2012
Short-term Debt, Maximum Amount Outstanding During Period	2,000,000,000
Short-term Debt Instrument, Repayment Date	November 5 and December 5, 2012
LIBOR plus 0.270% floating rate notes due 2013
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,000,000,000
Debt Instrument, Maturity Year Date	2013
Debt Instrument, Interest Rate Terms	LIBOR plus 0.270%
LIBOR plus 0.500% floating rate notes due 2015
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	500,000,000
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Interest Rate Terms	LIBOR plus 0.500%
Notes 1.200% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.20%
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.875% Due 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,200,000,000	1,200,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2015
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.290% Due 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	291,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.29%
Debt Instrument, Maturity Year Date	2016
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Notes 5.375% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.375%
Debt Instrument, Maturity Year Date	2017
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 1.800% Due 2017 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.80%
Debt Instrument, Maturity Year Date	2018
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2018 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	99,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Year Date	2019
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Extinguishment Of Debt, Amount	30,600,000
Notes 6.125% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount		1,250,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2019
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 8.875% Due 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	272,000,000	272,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.875%
Debt Instrument, Maturity Year Date	2020 2022
Notes 4.500% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,250,000,000	1,250,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Year Date	2020
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.875% Due 2020 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	171,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.875%
Debt Instrument, Maturity Year Date	2021
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Extinguishment Of Debt, Amount	129,000,000
Notes 3.600% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	295,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.60%
Debt Instrument, Maturity Year Date	2021
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Extinguishment Of Debt, Amount	305,000,000
Notes 8.750% Due 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	250,000,000	250,000,000
Debt Instrument, Interest Rate, Stated Percentage	8.75%
Notes 3.100% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	2,300,000,000
Debt Instrument, Interest Rate, Stated Percentage	3.10%
Debt Instrument, Maturity Year Date	2022
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Junior Subordinated Notes 1.550% Due 2022 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,100,000,000
Debt Instrument, Interest Rate, Stated Percentage	1.55%
Debt Instrument, Maturity Year Date	2027
Debt Instrument, Call Feature	** The junior subordinated notes are redeemable at our option, in whole or in part, on a date not earlier than August 1, 2017. The redemption price will be the principal amount, plus accrued and unpaid interest, if any, up to but excluding the redemption date. We may extend or eliminate the optional redemption date as part of a remarketing of the junior subordinated notes which could occur between April 29, 2015 and July 15, 2015 or between July 23, 2015 and July 29, 2015.
Notes 7.100% Due 2027 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	141,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.10%
Debt Instrument, Maturity Year Date	2028
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Extinguishment Of Debt, Amount	9,000,000
Notes 6.700% Due 2028 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	400,000,000	400,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Debt Instrument, Maturity Year Date	2029
Notes 7.500% Due 2029 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	550,000,000	550,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.50%
Debt Instrument, Maturity Year Date	2035
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.400% Due 2035 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	600,000,000	600,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.40%
Debt Instrument, Maturity Year Date	2036
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.050% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	600,000,000	600,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.05%
Debt Instrument, Maturity Year Date	2036
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.800% Due 2036 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	134,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.80%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Extinguishment Of Debt, Amount	120,000,000
Notes 7.000% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	159,000,000
Debt Instrument, Interest Rate, Stated Percentage	7.00%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Extinguishment Of Debt, Amount	41,000,000
Notes 6.125% Due 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2038
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 5.700% Due 2040 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	5.70%
Debt Instrument, Maturity Year Date	2040
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 4.500% Due 2042 [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	3,500,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.50%
Debt Instrument, Maturity Year Date	2042
Debt Instrument, Call Feature	* We may redeem some or all of these series of notes at any time at a redemption price in U.S. Dollars equal to the greater of 100% of the principal amount outstanding of the applicable series of notes to be redeemed, or the sum of the present values of the remaining scheduled payments of principal and interest on the applicable series of notes to be redeemed. The discounts applied on such redemptions are based on a semiannual calculation at an adjusted treasury rate plus 10-50 basis points. The redemption price will also include interest accrued to the date of redemption on the principal balance of the notes being redeemed.
Notes 6.125% Due 2019 GR [Member]
Debt Instrument [Line Items]
Debt Instrument Carrying Amount	300,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.125%
Debt Instrument, Maturity Year Date	2019
Debt Instrument, Call Feature	*** Notes were assumed as a part of our acquisition of Goodrich on July 26, 2012. Within "Other (including capitalized leases, discounts, and fair market value adjustments)," approximately $702 million was assumed/established as part of the acquisition.
Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000
Line of Credit Facility, Amount Outstanding	0
Line of Credit Facility, Expiration Date	Nov. 30, 2016
Multicurrency Revolving Credit Agreement [Member]
Line of Credit Facility [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000,000,000
Line of Credit Facility, Amount Outstanding	$ 0
Line of Credit Facility, Expiration Date	Nov. 30, 2016